Income Taxes (Tables)	12 Months Ended
Mar. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes
	Year ended March 31,
	2020	2021	2022
Current tax
- PRC	$265	$295	$249
- Macau	-	26	153
Deferred tax	108	154	(567)
	$373	$475	$(165)

Schedule of Income Tax Rate Reconciliation

	Year ended March 31,
	2020	2021	2022
Provision for income taxes at statutory tax rate in the PRC	$(236)	$2,177	$2,017
Tax rate differential on entities not subject to PRC income tax	1,281	(740)	(602)
Effect of income for which no income tax is chargeable	(850)	(934)	(1,670)
Effect of expense for which no income tax is deductible	139	75	188
Net change in valuation allowances	39	(103)	(62)
Over provision of income tax in previous years	-	-	(36)
Effective tax	$373	$475	$(165)

Schedule of Deferred Income Tax Assets and Liabilties
	March 31,
	2021	2022
Deferred income tax assets	$-	$259
Deferred income tax liabilities	(957)	(659)
Net deferred income tax liabilities	$(957)	$(400)

Components of Deferred Income Tax

	March 31,
	2021	2022
Deferred income tax assets (liabilities) :
Net operating loss carry forwards	$-	$43
Provision of employee benefits	565	1,150
Depreciation and amortization	(661)	(1,172)
Revenue and cost of sales recognized for financial reporting purpose before being recognized for tax purpose	(811)	(382)
Others	55	4
Less: Valuation allowances	(105)	(43)
Net deferred income tax liabilities	$(957)	$(400)

Schedule of Unrecognized Tax Benefits
	Year ended March 31,
	2020	2021	2022
Balance at the beginning of the year	$482	$735	$886
Increase related to current year tax positions	253	151	346
Balance at end of the year	$735	$886	$1,232